Unsecured Exchangeable Senior Notes (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Unsecured Exchangeable Senior Notes
The following summarizes the unsecured exchangeable senior notes outstanding as of December 31, 2013 (dollars in thousands):

	Coupon/ Stated Rate	Effective Rate (1)	Exchange Rate		Principal Amount	First Optional Redemption Date by the Company	Maturity Date
3.625% Exchangeable Senior Notes	3.625%	4.037%	8.6974	(2)	$747,500	N/A	February 15, 2014
Net unamortized discount					(182)
Adjustment for the equity component allocation, net of accumulated amortization					(2,438)
Total					$744,880
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(1)	Yield on issuance date including the effects of discounts on the notes but excluding the effects of the adjustment for the equity component allocation.

(2)
The initial exchange rate is 8.5051 shares per $1,000 principal amount of the notes (or an initial exchange price of approximately $117.58 per share of Boston Properties, Inc.’s common stock). In addition, the Company entered into capped call transactions with affiliates of certain of the initial purchasers, which are intended to reduce the potential dilution upon future exchange of the notes. The capped call transactions were intended to increase the effective exchange price to the Company of the notes from $117.58 to approximately $137.17 per share (subject to adjustments), representing an overall effective premium of approximately 40% over the closing price on August 13, 2008 of $97.98 per share of Boston Properties, Inc.’s common stock. The net cost of the capped call transactions was approximately $44.4 million. In connection with the special dividend declared on November 27, 2013, the exchange rate of 8.5051 was adjusted to 8.6974 shares per $1,000 principal amount of notes effective as of December 31, 2013, resulting in an exchange price of approximately $114.98 per share of Boston Properties, Inc.'s common stock. As of December 31, 2013, the effective exchange price was $130.21 per share. The Operating Partnership repaid the notes on February 18, 2014 (See Note 20).